Digital assets (Details)	12 Months Ended
Dec. 31, 2024 USD ($)
Statement [Line Items]
Unrealized (loss) on change in fair value	$ (141,770)
Cost	1,003,000
Fair value	861,230
Bitcoin
Statement [Line Items]
Unrealized (loss) on change in fair value	(44,123)
Cost	401,000
Fair value	356,877
Dogecoin
Statement [Line Items]
Unrealized (loss) on change in fair value	(46,686)
Cost	201,000
Fair value	154,314
Solana
Statement [Line Items]
Unrealized (loss) on change in fair value	(50,961)
Cost	401,000
Fair value	$ 350,039